Income Taxes (Details 2) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 59,881	$ 175,288
Operating lease liabilities
Net operating loss carrying forwards	2,139,793	2,108,595
Deferred tax assets	2,199,674	2,283,883
Deferred tax liabilities
Operating lease right of use assets
Less: Valuation allowance	(2,199,674)	(2,283,883)
Deferred tax assets, net